Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2020
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
Suppliers accounting for 10% or more of total purchases of materials were:

	For the year ended December 31,
	2019		2020
	RMB		RMB	US$
Supplier
A		*	16,239	2,489

*	less than 10% of total purchase of materials of the Group.

Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Customer
A	20,246	*	*	*
B	8,775	*	*	*
C	7,925	*	*	*
D	7,113	*	*	*
E	*	29,204	22,655	3,472
F	*	28,319	92,331	14,150
G	*	*	24,071	3,689

*	less than 10% of total revenues of the Group.